long-term debt - TELUS Corporation credit facility (Details) $ in Millions, $ in Millions	Dec. 31, 2019 USD ($) item	Dec. 31, 2019 CAD ($) item	Dec. 31, 2018 CAD ($)
TELUS Corporation credit facility
Net available		$ 1,235	$ 1,476
Gross available		2,250	2,250
Long-term debt		$ 18,474	14,101
TELUS Corporation credit facility
TELUS Corporation credit facility
Number of financial ratio tests | item	2	2
Gross available		$ 2,250	2,250
Letters of credit outstanding		$ 184	184
TELUS Corporation credit facility | Maximum
TELUS Corporation credit facility
Net debt to operating cash flow ratio	4.00	4.00
TELUS Corporation credit facility | Minimum
TELUS Corporation credit facility
Operating cash flow to interest expense ratio	2.00	2.00
TELUS Corporation commercial paper
TELUS Corporation credit facility
Gross available		$ 1,400	1,400
Long-term debt	$ 781	1,015	$ 774
Innovation, Science and Economic Development
TELUS Corporation credit facility
Maximum letter of credit required to participate in wireless spectrum auction		$ 880